Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2022	$ 5	$ 2,164	$ 16,552,256	$ (17,854,837)	$ (1,300,412)
Balance, shares at Dec. 31, 2022	50,000	2,164,312
Shares issued for services		$ 34	202,968		$ 203,002
Shares issued for services, shares		34,102			34,102
Shares issued for note modification		$ 11	168,845		$ 168,856
Shares issued for note modification, shares		11,090
Net loss				(2,384,802)	(2,384,802)
Shares issued for warrant exercise		$ 39	223,961		224,000
Shares issued for warrant exercise, shares		39,298
Shares issued for cashless warrant exercise		$ 11	(11)
Shares issued for cashless warrant exercise, shares		11,200
Conversion of preferred stock to common stock	$ (5)	$ 7	(2)
Conversion of preferred stock to common stock, shares	(50,000)	6,667
Shares issued with notes		$ 9	72,454		72,463
Shares issued with notes, shares		8,698
Balance, value at Dec. 31, 2023		$ 2,275	17,220,471	(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services		$ 8	14,253		14,261
Shares issued for services, shares		8,278
Shares issued for note modification		$ 52	14,330		14,382
Shares issued for note modification, shares		51,950
Net loss				(1,414,618)	(1,414,618)
Balance, value at Jun. 30, 2024		$ 2,335	17,249,054	(21,654,257)	(4,402,868)
Balance, shares at Jun. 30, 2024		2,335,595
Balance, value at Dec. 31, 2023		$ 2,275	17,220,471	(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services		$ 35	53,250		53,285
Shares issued for services, shares		35,444
Shares issued for note modification		$ 276	449,384		449,660
Shares issued for note modification, shares		276,171
Net loss				(4,306,918)	$ (4,306,918)
Shares issued for cashless warrant exercise, shares
Share-based compensation			14,301		$ 14,301
Balance, value at Dec. 31, 2024		$ 2,586	17,737,406	(24,546,557)	(6,806,565)
Balance, shares at Dec. 31, 2024		2,586,982
Shares issued for services		$ 74	550,341		550,415
Shares issued for services, shares		73,118
Shares issued for note modification		$ 91	409,917		410,008
Shares issued for note modification, shares		90,847
Net loss				(2,518,084)	(2,518,084)
Fair value of options			132,563		$ 132,563
Shares issued for cashless warrant exercise, shares
Balance, value at Jun. 30, 2025		$ 2,751	$ 18,830,227	$ (27,064,641)	$ (8,231,663)
Balance, shares at Jun. 30, 2025		2,750,947